COMMON STOCK AND DIVIDENDS, Dividends Distribution and Treasury Shares Distribution (Details) - ARS ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 13, 2019	Oct. 17, 2019	Apr. 11, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash dividends [Abstract]
Cash dividends				$ 0	$ 0
Treasury shares distribution [Abstract]
Shareholders' equity				120,592,771	99,661,694	$ 98,808,079	$ 97,822,611
Acquisition cost of treasury shares				5,608,271	5,608,271
Additional paid-up capital				$ 1,626,911	$ 1,626,911
Treasury Shares [Member]
Treasury shares distribution [Abstract]
Distribution of ordinary shares (in pesos per share)	$ 0.0385
Distribution of shares per American Depositary Receipt (ADR) (in pesos per share)	$ 0.192
Percentage of share capital	3.706%			5.25%	5.25%	1.24%
Shareholders' equity	$ 794,495
Market value of treasury shares	6,633,241
Acquisition cost of treasury shares	8,313,704			$ 5,608,271	$ 5,608,271	$ 1,501,667
Additional paid-up capital				$ 1,626,911		$ 1,626,911
Director [Member]
Cash dividends [Abstract]
Cash dividends			$ 654,963
Cash dividends (in pesos per share)			$ 0.84
Shareholders [Member]
Cash dividends [Abstract]
Cash dividends	$ 526,765		$ 18,876,266
Cash dividends (in pesos per share)	$ 0.69		$ 24.18
Class "B" [Member] | Treasury Shares [Member]
Treasury shares distribution [Abstract]
Number of treasury shares in portfolio (in shares)		29,444,795